UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	11/30/2012

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS
Aerospace & Defense — 0.6%
291,981	TransDigm Group, Inc.	$ 39,715,256

Air Freight & Logistics — 0.7%
1,277,014	Expeditors International of Washington, Inc.	47,785,864

Biotechnology — 2.8%
462,340	Alexion Pharmaceuticals, Inc.*	44,393,887
1,787,535	BioMarin Pharmaceutical, Inc.*(a)	86,874,201
1,521,431	Vertex Pharmaceuticals, Inc.*	60,537,739

		191,805,827

Capital Markets — 1.2%
2,459,839	Eaton Vance Corp.(a)	78,419,667

Chemicals — 5.4%
878,549	Airgas, Inc.	77,813,085
1,803,759	Albemarle Corp.	107,846,751
1,378,602	Ecolab, Inc.	99,369,632
1,533,875	FMC Corp.	85,068,707

		370,098,175

Commercial Banks — 1.2%
2,345,282	First Republic Bank	79,317,437

Commercial Services & Supplies — 1.8%
1,281,852	Iron Mountain, Inc.	40,506,523
879,510	Stericycle, Inc.*(a)	82,207,800

		122,714,323

Communications Equipment — 2.0%
606,732	F5 Networks, Inc.*	56,838,654
2,210,237	Finisar Corp.*(a)	29,992,916
2,656,365	Juniper Networks, Inc.*	47,761,443

		134,593,013

Diversified Telecommunication Services — 0.4%
1,034,187	tw telecom, inc.*	26,568,264

Electrical Equipment — 4.0%
3,787,211	AMETEK, Inc.	141,376,586
1,209,460	Roper Industries, Inc.	134,891,074

		276,267,660

Electronic Equipment & Instruments — 1.3%
1,461,093	Amphenol Corp. (Class A Stock)	90,470,879

Energy Equipment & Services — 2.0%
1,700,910	Cameron International Corp.*	91,764,094
401,799	Core Laboratories NV	41,457,621

		133,221,715

Food & Staples Retailing — 1.2%
527,014	Fresh Market, Inc. (The)*(a)	27,315,136
589,418	Whole Foods Market, Inc.	55,028,064

		82,343,200

Food Products — 2.3%
815,596	Hain Celestial Group, Inc. (The)*(a)	49,155,971
420,368	J.M. Smucker Co. (The)	37,185,753
1,076,118	Mead Johnson Nutrition Co.	73,380,487

		159,722,211

Healthcare Equipment & Supplies — 1.1%
3,990,830	Hologic, Inc.*(a)	76,145,036

Healthcare Providers & Services — 6.4%
1,673,844	Catamaran Corp. (Canada)*	81,499,464
1,278,620	DaVita HealthCare Partners, Inc.*	138,090,960
1,519,158	Henry Schein, Inc.*	122,702,392
2,156,648	Universal Health Services, Inc. (Class B Stock)	97,200,125

		439,492,941

Hotels, Restaurants & Leisure — 3.9%
761,907	Darden Restaurants, Inc.(a)	40,289,642
550,550	Panera Bread Co. (Class A Stock)*	88,363,275
1,055,444	Starwood Hotels & Resorts Worldwide, Inc.	56,951,758
1,695,861	Tim Hortons, Inc.	78,552,282

		264,156,957

Household Products — 1.4%
1,799,688	Church & Dwight Co., Inc.	97,453,105

Insurance — 1.0%
1,635,951	W.R. Berkley Corp.	65,029,052

Internet Software & Services — 3.7%
203,130	LinkedIn Corp. (Class A Stock)*(a)	21,966,478
1,464,981	Rackspace Hosting, Inc.*(a)	101,259,487
3,802,969	VeriSign, Inc.*(a)	129,795,332

		253,021,297

IT Services — 2.5%
309,489	Alliance Data Systems Corp.*(a)	44,099,088
1,493,198	Gartner, Inc.*(a)	71,494,320
962,545	Teradata Corp.*	57,252,176

		172,845,584

Life Sciences Tools & Services — 2.3%
1,926,283	Agilent Technologies, Inc.	73,757,376
751,205	Illumina, Inc.*(a)	40,347,221
529,450	Waters Corp.*(a)	44,764,997

		158,869,594

Machinery — 3.6%
2,438,788	IDEX Corp.	109,623,521
1,131,404	Pall Corp.(a)	67,295,910
2,679,916	Xylem, Inc.	69,919,008

		246,838,439

Metals & Mining — 1.9%
3,351,137	Eldorado Gold Corp.(a)	48,524,464
1,436,180	Reliance Steel & Aluminum Co.	81,000,552

		129,525,016

Multiline Retail — 3.0%
2,666,254	Dollar Tree, Inc.*	111,289,442
1,668,450	Nordstrom, Inc.	90,246,461

		201,535,903

Oil, Gas & Consumable Fuels — 5.3%
1,141,077	Cobalt International Energy, Inc.*	26,609,916
913,001	Concho Resources, Inc.*	73,277,460
6,038,285	Denbury Resources, Inc.*(a)	93,170,737
1,819,360	HollyFrontier Corp.	82,471,589
893,520	Noble Energy, Inc.	87,341,580

		362,871,282

Personal Products — 1.3%
1,972,704	Herbalife Ltd.(a)	90,685,203

Pharmaceuticals — 2.4%
594,375	Perrigo Co.	61,517,812
1,852,256	Valeant Pharmaceuticals International, Inc.*(a)	102,392,712

		163,910,524

Professional Services — 1.1%
818,399	IHS, Inc. (Class A Stock)*(a)	75,407,284

Real Estate Investment Trusts — 1.2%
5,785,445	Annaly Capital Management, Inc.(a)	85,161,750

Road & Rail — 0.9%
803,030	Kansas City Southern	62,756,795

Semiconductors & Semiconductor Equipment — 3.7%
1,567,487	Altera Corp.	50,770,904
2,260,165	Broadcom Corp. (Class A Stock)	73,184,143
1,504,627	Maxim Integrated Products, Inc.	43,920,062
2,508,052	Xilinx, Inc.(a)	86,904,002

		254,779,111

Software — 6.2%
4,980,875	Activision Blizzard, Inc.	56,981,210
2,837,080	Adobe Systems, Inc.*(a)	98,191,339
1,758,325	Check Point Software Technologies Ltd.*(a)	81,181,865
1,580,079	Intuit, Inc.(a)	94,662,533
1,462,017	Red Hat, Inc.*	72,223,640
146,045	Ultimate Software Group, Inc.*	13,802,713
89,315	Workday, Inc. (Class A Stock)*(a)	4,474,681

		421,517,981

Specialty Retail — 8.7%
1,387,357	Bed Bath & Beyond, Inc.*	81,465,603
1,144,710	Dick’s Sporting Goods, Inc.	60,108,722
1,848,308	Limited Brands, Inc.	96,389,262
622,005	O’Reilly Automotive, Inc.*(a)	58,518,230
811,059	PetSmart, Inc.	57,309,429
2,217,568	Ross Stores, Inc.	126,223,971
656,275	Ulta Salon Cosmetics & Fragrance, Inc.	65,811,257
1,317,014	Urban Outfitters, Inc.*(a)	49,651,428

		595,477,902

Textiles, Apparel & Luxury Goods — 2.9%
592,919	Coach, Inc.	34,294,435
517,195	Lululemon Athletica, Inc.*(a)	37,124,257
1,092,616	PVH Corp.	125,202,868

		196,621,560

Wireless Telecommunication Services — 5.2%
3,081,067	Crown Castle International Corp.*	208,033,644
5,110,473	NII Holdings, Inc.*	25,910,098
1,777,315	SBA Communications Corp. (Class A Stock)*(a)	122,314,818

		356,258,560

	TOTAL LONG-TERM INVESTMENTS (cost $5,607,583,820)	6,603,404,367

SHORT-TERM INVESTMENT — 15.4%
Affiliated Money Market Mutual Fund
1,052,096,012	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,052,096,012; includes $815,801,116 of cash collateral received for securities on loan)(b)(c)	1,052,096,012

	TOTAL INVESTMENTS — 112.0% (cost $6,659,679,832)(d)	7,655,500,379
	LIABILITIES IN EXCESS OF OTHER ASSETS — (12.0%)	(820,623,869)

	NET ASSETS — 100.0%	$ 6,834,876,510

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $794,287,205; cash collateral of $815,801,116 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$6,699,227,183	$1,103,872,639	$(147,599,443)	$956,273,196

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and other tax adjustments as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curve, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$6,603,404,367	$—	$—
Affiliated Money Market Mutual Fund	1,052,096,012	—	—

Total	$7,655,500,379	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 22, 2013

*	Print the name and title of each signing officer under his or her signature.